Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Series B Convertible Preferred Stock [Member] Preferred Stock [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series F Convertible Preferred Stock [Member] Preferred Stock [Member]	Series G Convertible Preferred Stock [Member] Preferred Stock [Member]	Series H Convertible Preferred Stock [Member] Preferred Stock [Member]	Series I Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023										$ 27	$ 9,679,046	$ (4,432,962)			$ 5,246,111
Temporary equity, shares outstanding at Dec. 31, 2023
Temporary equity, carrying amount at Dec. 31, 2023
Balance, shares at Dec. 31, 2023		2,000								282,139
Net income (loss)												1,229,601			1,229,601
Board compensation											10,000				10,000
Series B convertible preferred stock and warrants issued											1,000,000				1,000,000
Series B preferred stock and warrants issued, shares		1,000
Acquisition										$ 11	(4,017,965)				$ (4,017,954)
Acquisition, Temporary equity shares															5,796
Acquisition, Temporary equity															1,917,309
Acquisition, shares										109,234
Balance at Dec. 31, 2024										$ 38	6,671,081	(3,203,361)	$ 3,467,758		$ 3,467,758
Temporary equity, shares outstanding at Dec. 31, 2024															5,796
Temporary equity, carrying amount at Dec. 31, 2024															$ 1,917,309
Balance, shares at Dec. 31, 2024		3,000	4,851							391,373
Common stock redeemed (Mezzanine Equity)
Common Stock redeemed (Mezzanine Equity), Temporary equity shares															(3,163)
Common Stock redeemed (Mezzanine Equity), Temporary equity value															$ (1,001,216)
Release of common stock subject to redemption											916,093		916,093		$ 916,093
Release of Common Stock subject to redemption, Temporary equity shares															(2,633)
Release of Common Stock subject to redemption, Temporary equity value															$ (916,093)
Release of common stock subject to redemption, shares										2,654
Series A convertible preferred stock in exchange of Series A Convertible Preferred Stock categorized as liability	$ 11										1,391,165		1,391,176		1,391,176
Series A convertible preferred stock in exchange of Series A Convertible Preferred Stock categorized as liability, shares	106,816
Series D convertible preferred stock in exchange of convertible notes				$ 667							3,332,668		3,333,335		3,333,335
Series D convertible preferred stock in exchange of convertible notes, shares				6,666,666
Common stock issued for conversion of Series B and D Convertible Preferred Stock				$ (652)						$ 42	610
Common Stock issued for conversion of Series B and D Convertible Preferred Stock, shares		(2,999)		(6,516,666)						420,515
Common stock issued for exercise of warrants										$ 24	3,309,897		3,309,921		3,309,921
Common stock issued for exercise of warrants, shares										236,709
Common stock issued for business combination costs										$ 3	8,999,997		9,000,000		9,000,000
Common stock issued for business combination costs, shares										25,200
Common stock issued for settlement of liability											945,636		945,636		945,636
Common stock issued for settlement of liability, shares										2,648
Common stock issued for employment agreement										$ 2	249,998		250,000		250,000
Common stock issued for employment agreement, shares										16,800
SLG transaction										$ 2	509,069		509,071		509,071
SLG transaction, shares										17,074
Excise tax liability arising from redemption of Series A shares												(10,012)	(10,012)	(3,464,218)	(3,474,230)
Net income (loss)												(10,248,486)	(10,248,486)		(10,248,486)
Balance at Mar. 31, 2025	$ 11			$ 15						$ 111	26,326,214	(13,461,859)	12,864,492	(3,464,218)	$ 9,400,274
Temporary equity, shares outstanding at Mar. 31, 2025
Temporary equity, carrying amount at Mar. 31, 2025
Balance, shares at Mar. 31, 2025	106,816	1	4,851	150,000	51					1,112,973
Balance at Dec. 31, 2024										$ 38	6,671,081	(3,203,361)	3,467,758		$ 3,467,758
Temporary equity, shares outstanding at Dec. 31, 2024															5,796
Temporary equity, carrying amount at Dec. 31, 2024															$ 1,917,309
Balance, shares at Dec. 31, 2024		3,000	4,851							391,373
Net income (loss)															(15,538,900)
Balance at Jun. 30, 2025	$ 11			$ 15						$ 139	32,665,179	(18,650,614)	14,014,730	(3,565,877)	$ 10,448,853
Temporary equity, shares outstanding at Jun. 30, 2025
Temporary equity, carrying amount at Jun. 30, 2025
Balance, shares at Jun. 30, 2025	106,816	1	4,851	150,000	51	3,318				1,391,356
Balance at Dec. 31, 2024										$ 38	6,671,081	(3,203,361)	3,467,758		$ 3,467,758
Temporary equity, shares outstanding at Dec. 31, 2024															5,796
Temporary equity, carrying amount at Dec. 31, 2024															$ 1,917,309
Balance, shares at Dec. 31, 2024		3,000	4,851							391,373
Common stock redeemed (Mezzanine Equity)
Common Stock redeemed (Mezzanine Equity), Temporary equity shares															(3,163)
Common Stock redeemed (Mezzanine Equity), Temporary equity value															$ (1,001,216)
Release of common stock subject to redemption											916,093		916,093		$ 916,093
Release of Common Stock subject to redemption, Temporary equity shares															(2,633)
Release of Common Stock subject to redemption, Temporary equity value															$ (916,093)
Release of common stock subject to redemption, shares										2,654
Series A convertible preferred stock in exchange of Series A Convertible Preferred Stock categorized as liability	$ 11										1,391,176		1,391,176		1,391,176
Series A convertible preferred stock in exchange of Series A Convertible Preferred Stock categorized as liability, shares	106,816
Series D convertible preferred stock in exchange of convertible notes				$ 667							3,332,668		3,333,335		3,333,335
Series D convertible preferred stock in exchange of convertible notes, shares				6,666,666
Common stock issued for conversion of Series B and D Convertible Preferred Stock				$ (652)						$ 42	610
Common Stock issued for conversion of Series B and D Convertible Preferred Stock, shares		(2,999)		(6,516,666)						420,515
Common stock issued for exercise of warrants										$ 42	3,664,829		3,664,871		3,664,871
Common stock issued for exercise of warrants, shares										411,730
Common stock issued for business combination costs										$ 3	8,999,907		9,000,000		9,000,000
Common stock issued for business combination costs, shares										25,200
Common stock issued for settlement of liability										$ 10	2,123,137		2,123,147		2,123,147
Common stock issued for settlement of liability, shares										19,314
Common stock issued for employment agreement										$ 30	2,783,566		2,783,596		2,783,596
Common stock issued for employment agreement, shares										390,789
SLG transaction										$ 4	759,138		759,142		759,142
SLG transaction, shares					51	51				33,878
Excise tax liability arising from redemption of Series A shares												(10,012)	(10,012)	(3,464,218)	(3,474,230)
Series G convertible preferred stock in exchange of convertible notes and promissory notes											4,183,891		4,183,891		4,183,891
Series G convertible preferred stock in exchange of convertible notes and promissory notes, shares							3,133
Private Placement - Warrants issued for prefunded warrants and standard warrants											4,779,962		4,779,962		4,779,962
Conversion of Series G Convertible Preferred stock to Common Stock										$ 66			66		66
Conversion of Series G Convertible Preferred stock to Common Stock, shares							(2,900)			664,068
Conversion of Series A Convertible Preferred stock for Common Stock	$ (11)									$ 16	390,050		390,055		390,055
Conversion of Series A Convertible Preferred stock for Common Stock, shares	(106,816)									162,980
Common stock issued - equity line										$ 113	6,983,688		6,983,688		6,983,688
Common stock issued - equity line, shares										1,120,000
Net income (loss)												(23,665,708)	(23,665,708)	(393,376)	(24,059,084)
Balance at Dec. 31, 2025				$ 15						$ 364	46,979,762	(26,879,081)	20,101,060	(3,857,594)	$ 16,243,466
Temporary equity, shares outstanding at Dec. 31, 2025
Temporary equity, carrying amount at Dec. 31, 2025
Balance, shares at Dec. 31, 2025		1	4,851	150,000	51		143			3,642,501
Balance at Mar. 31, 2025	$ 11			$ 15						$ 111	26,326,214	(13,461,859)	12,864,492	(3,464,218)	$ 9,400,274
Temporary equity, shares outstanding at Mar. 31, 2025
Temporary equity, carrying amount at Mar. 31, 2025
Balance, shares at Mar. 31, 2025	106,816	1	4,851	150,000	51					1,112,973
Common stock issued for exercise of warrants										$ 11	354,739		354,750		354,750
Common stock issued for exercise of warrants, shares										107,823
Common stock issued for settlement of liability										$ 9	1,028,469		1,028,478		1,028,478
Common stock issued for settlement of liability, shares										92,152
Common stock issued for employment agreement										$ 2	256,297		256,299		256,299
Common stock issued for employment agreement, shares										22,964
SLG transaction										$ 2	250,069		250,071		250,071
SLG transaction, shares										16,804
Common stock issued - equity line										$ 4	265,500		265,504		265,504
Common stock issued - equity line, shares										38,640
Net income (loss)												(5,188,755)	(5,188,755)	(101,659)	(5,290,414)
Series F convertible preferred stock in exchange for convertible notes and promissory notes											4,183,891		4,183,891		4,183,891
Series F convertible preferred stock in exchange for convertible notes and promissory notes, shares						3,318
Balance at Jun. 30, 2025	$ 11			$ 15						$ 139	32,665,179	(18,650,614)	14,014,730	(3,565,877)	$ 10,448,853
Temporary equity, shares outstanding at Jun. 30, 2025
Temporary equity, carrying amount at Jun. 30, 2025
Balance, shares at Jun. 30, 2025	106,816	1	4,851	150,000	51	3,318				1,391,356
Balance at Dec. 31, 2025				$ 15						$ 364	46,979,762	(26,879,081)	20,101,060	(3,857,594)	$ 16,243,466
Temporary equity, shares outstanding at Dec. 31, 2025
Temporary equity, carrying amount at Dec. 31, 2025
Balance, shares at Dec. 31, 2025		1	4,851	150,000	51		143			3,642,501
Common stock issued for exercise of warrants										$ 167			167		167
Common stock issued for exercise of warrants, shares										1,670,719
Net income (loss)												(2,128,462)	(2,128,462)	(433,324)	(2,561,786)
Conversion of Series C Convertible Preferred stock for common stock										$ 20	(20)
Conversion of Series C Convertible Preferred stock for common stock, shares			(2,304)							196,801
Balance at Mar. 31, 2026				$ 15						$ 551	46,979,742	(29,007,543)	17,972,765	(4,290,918)	$ 13,681,847
Temporary equity, shares outstanding at Mar. 31, 2026
Temporary equity, carrying amount at Mar. 31, 2026
Balance, shares at Mar. 31, 2026		1	2,547	150,000	51		143			5,510,021
Balance at Dec. 31, 2025				$ 15						$ 364	46,979,762	(26,879,081)	20,101,060	(3,857,594)	$ 16,243,466
Temporary equity, shares outstanding at Dec. 31, 2025
Temporary equity, carrying amount at Dec. 31, 2025
Balance, shares at Dec. 31, 2025		1	4,851	150,000	51		143			3,642,501
Net income (loss)															(6,601,353)
Balance at Jun. 30, 2026				$ 15					$ 89	$ 1,189	55,545,133	(32,763,317)	22,783,109	(4,574,711)	$ 18,208,398
Temporary equity, shares outstanding at Jun. 30, 2026
Temporary equity, carrying amount at Jun. 30, 2026
Balance, shares at Jun. 30, 2026		1	2,547	150,000	51		143	1,900	888,888	11,889,767
Balance at Mar. 31, 2026				$ 15						$ 551	46,979,742	(29,007,543)	17,972,765	(4,290,918)	$ 13,681,847
Temporary equity, shares outstanding at Mar. 31, 2026
Temporary equity, carrying amount at Mar. 31, 2026
Balance, shares at Mar. 31, 2026		1	2,547	150,000	51		143			5,510,021
Common stock issued for business combination costs									$ 89		1,999,911		2,000,000		2,000,000
Common stock issued for business combination costs, shares									888,888
Common stock issued for settlement of liability										$ 50	466,891		466,941		466,941
Common stock issued for settlement of liability, shares										495,645
Common stock issued for employment agreement										$ 32	334,606		334,638		334,638
Common stock issued for employment agreement, shares										320,727
Common stock issued - equity line										$ 493	3,420,703		3,421,196		3,421,196
Common stock issued - equity line, shares										4,930,000
Net income (loss)												(3,755,774)	(3,755,774)	(283,793)	(4,039,567)
Issuance of Series H convertible preferred stock in exchange of promissory notes											1,899,945		1,899,945		1,899,945
Issuance of Series H convertible preferred stock in exchange of promissory notes, shares								1,900
Conversion of convertible notes payable to common stock										$ 53	443,345		443,398		443,398
Conversion of convertible notes payable to common stock, shares										531,822
Conversion of Series H preferred stock for common stock										$ 10	(10)
Conversion of Series H preferred stock for common stock, shares										101,552
Balance at Jun. 30, 2026				$ 15					$ 89	$ 1,189	$ 55,545,133	$ (32,763,317)	$ 22,783,109	$ (4,574,711)	$ 18,208,398
Temporary equity, shares outstanding at Jun. 30, 2026
Temporary equity, carrying amount at Jun. 30, 2026
Balance, shares at Jun. 30, 2026		1	2,547	150,000	51		143	1,900	888,888	11,889,767